                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

January 30, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:      American Century Variable Portfolios, Inc. (CIK #814680)

Ladies and Gentlemen:

     On behalf of the  above-referenced  Registrant,  transmitted  herewith  for filing  pursuant to Rule  14a-6(b)  of  Regulation  14(a)  under the  Securities
Exchange  Act of 1934 are  definitive  proxy  materials  relating  to a Special
Meeting of the Registrant to be held on March 3, 2006.

     If you have any  questions or comments  pertaining  to this filing,  please direct them to me at (816) 340-3335.

Sincerely,

/s/ Otis H. Cowan
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Otis H. Cowan
Vice President and
Assistant General Counsel